SPECIAL CASH DIVIDEND (Details)	0 Months Ended		1 Months Ended				12 Months Ended
	Aug. 07, 2012 USD ($)	Jun. 01, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Aug. 31, 2011 USD ($)	Aug. 31, 2011 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
SPECIAL CASH DIVIDEND
Special cash dividend declared per common share (in dollars per share)	$ 0.087	$ 0.215
Special cash dividend declared per ADS (in dollars per share)	$ 0.174	$ 0.43
Total amount of cash distributed in the dividend			$ 4,000,000	25,331,341	$ 9,800,000	63,634,726	$ 4,078,595	25,331,341	63,634,726